Event Subsequent to December 31, 2019 (Details) - Non adjusting event after reporting period [Member] - USD ($)						1 Months Ended
	Mar. 24, 2020	Mar. 15, 2020	Mar. 03, 2020	Feb. 18, 2020	Jan. 13, 2020	Mar. 19, 2020	Jan. 20, 2020	Feb. 29, 2020
Event Subsequent to December 31, 2019 (Details) [Line Items]
Percentage of share capital	22.67%				90.00%
Percentage of membership interest					51.00%
Shares issued (in Shares)	22,326,246			2,284,865				5,228,007
Percentage of share capital				2.32%
Total consideration (in Dollars)	$ 1,464,000			$ 153,000
Capital notes issued (in Dollars)							$ 2,000,000
Private issuance of shares (in Shares)			979,754
Ordinary shares par value (in Dollars per share)			$ 0.968			$ 0.001
Securities offered amount (in Dollars)			$ 948,000
Option of shares (in Shares)						4,367,515
Exercise price (in Dollars per share)						$ 0.29
Description of options		(i) an increase option pool pursuant to the Plan by an additional 576,888 shares of Common Stock for future grants to employees, consultants, directors and other service providers of ScoutCam; (ii) a quarterly fee of $4,000 payable to each director, excluding Professor Benad Goldwasser; and (iii) the allotment of options to purchase 576,888 shares of Common Stock of ScoutCam to each of ScoutCam’s directors, excluding Professor Benad Goldwasser. Each option granted to the ScoutCam’s directors is convertible into one share of Common Stock at an exercise price of $0.29.
Top of range [member]
Event Subsequent to December 31, 2019 (Details) [Line Items]
Percentage of share capital			60.00%
Bottom of range [member]
Event Subsequent to December 31, 2019 (Details) [Line Items]
Percentage of share capital			55.90%
Warrant A [Member]
Event Subsequent to December 31, 2019 (Details) [Line Items]
Ordinary shares par value (in Dollars per share)			$ 0.001